Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Subsidiaries

2)	Subsidiaries included in consolidated financial statements were as follows:

			Establishment	Percentage of Ownership (%)
			and Operating	December	December
Name of Investor	Name of Investee	Main Businesses	Location	31, 2019	31, 2020

The Company	ASE	Engaged in the packaging and testing of semiconductors	R.O.C.	100.0	100.0
	USI Inc. (“USIINC”)	Holding company	R.O.C.	100.0	100.0
	SPIL	Engaged in the assembly, testing and turnkey services of integrated circuit	R.O.C.	100.0	100.0
ASE	A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
	J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
	Innosource Limited	Holding company	British Virgin Islands	100.0	100.0
	Omniquest Industrial Limited	Holding company	British Virgin Islands	71.0	71.0
	ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
	ASE Test, Inc.	Engaged in the testing of semiconductors	R.O.C.	100.0	100.0
	Luchu Development Corporation	Engaged in the development of real estate properties	R.O.C.	67.1	67.1
	ASE Embedded Electronics Inc. (“ASEEE”)	Merged into ASE in February 2020	R.O.C.	100.0	-
	Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in the manufacturing of integrated circuit	R.O.C.	7.6	7.6
ASE Test, Inc.	Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
	Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
	Luchu Development Corporation	Engaged in the development of real estate properties	R.O.C.	19.0	19.0
	TLJ Intertech Inc.	Engaged in information software services	R.O.C.	60.0	60.0
	MingFeng Information Service Corp., Ltd.	Engaged in information software services	R.O.C.	100.0	100.0
	AMPI	Engaged in the manufacturing of integrated circuit	R.O.C.	43.4	43.4
A.S.E. Holding Limited	ASE Investment (Labuan) Inc.	Holding company	Malaysia	70.1	70.1
	ASE Test Limited (“ASE Test”)	Holding company	Singapore	10.2	10.2
J&R Holding	ASE Test	Holding company	Singapore	89.8	89.8
	Omniquest Industrial Limited	Holding company	British Virgin Islands	8.4	8.4
	J&R Industrial Inc.	Engaged in leasing equipment and investing activity	R.O.C.	100.0	100.0
	ASE Japan Co., Ltd. (“ASE Japan”)	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
	ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
	Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0
	Anstock Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
	Anstock II Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
	Suzhou ASEN Semiconductors Co., Ltd. (“ASEN”)	Engaged in the packaging and testing of semiconductors	Suzhou, China	100.0	100.0
Innosource Limited	Omniquest Industrial Limited	Holding company	British Virgin Islands	20.6	20.6
	ASE (Shanghai) Inc.	Engaged in the production of substrates	Shanghai, China	8.5	8.5
Omniquest Industrial Limited	ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
Alto Enterprises Limited	ASE (Kunshan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	22.9	22.9
	ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	85.9	85.9
Super Zone Holdings Limited	Advanced Semiconductor Engineering (China) Ltd.	Engaged in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	ASE (Korea) Inc. (“ASE Korea”)	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
ASE Korea	ASE WeiHai Inc.	Engaged in the packaging and testing of semiconductors	Shandong, China	100.0	100.0
ASE Test	ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
	ASE Holdings (Singapore) Pte Ltd	Holding company	Singapore	100.0	100.0
	ASE Investment (Labuan) Inc.	Holding company	Malaysia	29.9	29.9
	ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0
ASE Test Holdings, Ltd.	ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0
(Continued)

			Establishment	Percentage of Ownership (%)
			and Operating	December	December
Name of Investor	Name of Investee	Main Businesses	Location	31, 2019	31, 2020

ISE Labs, Inc.	ISE Services, Inc.	Engaged in wafer procurement and customer product management services and commenced operations in February 2020	U.S.A.	-	100.0
ASE Holdings (Singapore) Pte Ltd	ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
Global Advanced Packaging Technology Limited	ASE Assembly & Test (Shanghai) Limited (“ASESH”)	Engaged in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0
	ASE Advanced Semiconductor (Shanghai) Limited	Engaged in the packaging and testing of semiconductors and was established and spun off from ASESH in November 2020	Shanghai, China	-	100.0
ASESH	ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	14.1	14.1
	Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
	ISE Labs, China, Ltd.	Engaged in the testing of semiconductor	Shanghai, China	100.0	100.0
	Shanghai Ding Hui Real Estate Development Co., Ltd. (“DH”)	Engaged in the development, construction and sale of real estate properties	Shanghai, China	60.0	60.0
DH	Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Wei Real Estate Development Co., Ltd. (“DW”)	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
	Kun Shan Ding Hong Real Estate Development Co., Ltd	Engaged in the development, construction and leasing of real estate properties	Kun Shan, China	100.0	100.0
	Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Dingyao Estate Development Co., Ltd.	Engaged in property management and was invested in April 2020	Shanghai, China	-	100.0
	Shanghai Ding Fan Business Management Co., Ltd. (The name was changed on June 2020 and the former name was Shanghai Ding Fan Department Store Co., Ltd.)	Engaged in the management of real estate properties (acquired from DW in November 2020)	Shanghai, China	-	100.0
DW	Shanghai Ding Fan Business Management Co., Ltd. (The name was changed on June 2020 and the former name was Shanghai Ding Fan Department Store Co., Ltd.)	Engaged in leasing and management of real estate properties (disposed to DH in November 2020)	Shanghai, China	100.0	-
ASE Investment (Kun Shan) Limited	ASE (Kunshan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	49.3	49.3
ASE Corporation	ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
	ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
ASE Mauritius Inc.	ASE (Kunshan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	27.8	27.8
	ASE (Shanghai) Inc.	Engaged in the production of substrates	Shanghai, China	91.5	91.5
ASE Labuan Inc.	ASE Electronics Inc.	Engaged in the production of substrates	R.O.C.	100.0	100.0
ASE (Shanghai) Inc.	Advanced Semiconductor Engineering (HK) Limited	Engaged in the trading of substrates	Hong Kong	100.0	100.0
	Shanghai Ding Hui Real Estate Development Co., Ltd.	Engaged in the development, construction and sale of real estate properties	Shanghai, China	40.0	40.0
	Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”)	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	0.8	0.8
USIINC	Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0

Huntington Holdings International Co., Ltd.	Unitech Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
	Real Tech Holdings Limited	Holding company	British Virgin Islands	100.0	100.0
	Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	100.0	100.0
Real Tech Holdings Limited	Universal Scientific Industrial (Kunshan) Co., Ltd.	Liquidated in June 2020	Kun Shan, China	100.0	-
	USI Enterprise Limited (“USIE”)	Engaged in the service of investment advisory and warehousing management	Hong Kong	95.8	95.9
USIE	USISH	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	77.7	76.6
USISH	Universal Global Technology Co., Limited	Holding company	Hong Kong	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December	December
Name of Investor	Name of Investee	Main Businesses	Location	31, 2019	31, 2020

	Universal Global Technology (Kunshan) Co., Ltd. (“UGKS”)	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	100.0	100.0
	Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	100.0	100.0
	Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sales of electronic components and telecommunications equipment	Shanghai, China	100.0	100.0
	USI Electronics (Shenzhen) Co., Ltd.	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Huanrong Electronics (Huizhou) Co., Ltd.	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services (acquired from Universal Global Electronics (Shanghai) Co., Ltd. in November 2020)	Huizhou, China	-	100.0
	FINANCIERE AFG (“ FAFG” ）	Holding company	France	-	10.4
Universal Global Technology Co., Limited	Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	100.0	100.0
	Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecomm and cars and provision of related R&D services	R.O.C.	100.0	100.0
	USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service	U.S.A.	100.0	100.0
	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	100.0	100.0
	USI Japan Co., Ltd.	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories	Japan	100.0	100.0
	USI Electronics (Shenzhen) Co., Ltd.	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Universal Global Electronics Co., Ltd.	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory	Hong Kong	100.0	100.0
	Universal Scientific Industrial (France) (“USIFR”)	Engaged in investing activities and was established in August 2019	France	100.0	100.0
	Universal Scientific Industrial Vietnam Company Limited	Engaged in IC assembly for wearable devices and was established in July 2020.	Vietnam	-	100.0
Universal Global Industrial Co., Limited	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	(Note)	(Note)
UGTW	Universal Scientific Industrial Co., Ltd. (“USI”)	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories	R.O.C.	100.0	100.0
USI Electronics (Shenzhen) Co., Ltd.	Huanrong Electronics (Huizhou) Co., Ltd.	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services (disposed to USISH in November 2020)	Huizhou, China	100.0	-
Universal Global Electronics Co., Ltd.	Semicondutores Avancados do Brasil S.A.	Liquidated in December 2020	Brasil	75.0	-
	Universal Scientific Industrial Poland Sp. z o.o. (“USIPL”) (The name was changed on June 2020 and the former name was Chung Hong Electronics Poland Sp. z o.o.)	Engaged in the design and manufacturing of electronic components and new electronic applications	Poland	60.0	100.0
Universal Global Electronics (Shanghai) Co., Ltd.	USI Science and Technology (Shenzhen) Co., Ltd.	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties and was established in November 2020.	Shenzhen, China	-	100.0
USIFR	FAFG	Holding company	France	-	89.6
	ASTEELFLASH GROUP	Holding company	France	-	(Note)

			Establishment	Percentage of Ownership (%)
			and Operating	December	December
Name of Investor	Name of Investee	Main Businesses	Location	31, 2019	31, 2020

FAFG	ASTEELFLASH GROUP	Holding company	France	-	100.0
	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia		0.1
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico		0.1
ASTEELFLASH GROUP	ASTEELFLASH (BEDFORD) LIMITED	Engaged in the design and manufacturing of electronic components	United Kingdom	-	100.0
	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	-	99.9
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	-	100.0
	ASTEELFLASH HONG KONG LIMITED	Holding company	Hong Kong	-	100.0
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico	-	99.9
	ASTEELFLASH GERMANY GmbH	Engaged in the design and manufacturing of electronic components	Germany	-	100.0
	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia	-	99.9
	ASTEELFLASH US HOLDING CORP.	Holding company	U.S.A.	-	100.0
	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
	AFERH TUNISIE	Engaged in the management, training and consulting of human resources	Tunisia	-	0.5
	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia		0.1
ASTEELFLASH (BEDFORD) LIMITED	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
ASTEELFLASH TECHNOLOGIE	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	-	(Note)
ASTEELFLASH FRANCE	SCI CHASSET	Engaged in the management and operation of real estate properties and holding the ownership of real estate properties	France	-	100.0
	AFERH	Engaged in the management, training and consulting of human resources	France	-	100.0
	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	-	99.9
	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components	Tunisia	-	94.2
	ASTEELFLASH TECHNOLOGIE	Engaged in projection of plastic and the design and manufacturing of industrial components	France	-	100.0
	ASTEELFLASH BRETAGNE	Engaged in the design and manufacturing of electronic components	France	-	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
ASTEELFLASH TUNISIE S.A.	ASTEEL ELECTRONIQUE TUNISIE	Engaged in the design and manufacturing of electronic components	Tunisia	-	100.0
	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components	Tunisia		(Note)
AFERH	AFERH TUNISIE	Engaged in the management, training and consulting of human resources	Tunisia	-	99.5
ASTEELFLASH HONG KONG LIMITED	ASTEELFLASH SUZHOU CO., LTD.	Engaged in the design and manufacturing of electronic components	Suzhou, China	-	100.0
ASTEELFLASH SUZHOU CO., LTD.	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
ASTEELFLASH GERMANY GmbH	ASTEELFLASH HERSFELD GmbH	Engaged in the design and manufacturing of electronic components	Germany	-	100.0
	ASTEELFLASH EBERBACH GmbH	Engaged in the design and manufacturing of electronic components	Germany	-	100.0
	ASTEELFLASH BONN GmbH	Engaged in the design and manufacturing of electronic components	Germany	-	100.0
	ASTEELFLASH SCHWANDORF GmbH	Engaged in the design and manufacturing of electronic components	Germany	-	100.0
	ASTEELFLASH PLZEN S.R.O.	Engaged in the design and manufacturing of electronic components	Czech Republic	-	100.0
	ASTEELFLASH DESIGN SOLUTIONS HAMBOURG GmbH	Engaged in the design and manufacturing of electronic components	Germany	-	100.0
	EN ELECTRONICNETWORK SRL	Engaged in the design and manufacturing of electronic components	Romania	-	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December	December
Name of Investor	Name of Investee	Main Businesses	Location	31, 2019	31, 2020

	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
ASTEELFLASH MEXICO S.A. de C.V.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
ASTEELFLASH US HOLDING CORP.	ASTEELFLASH USA CORP.	Engaged in the design and manufacturing of electronic components	U.S.A.	-	100.0
ASTEELFLASH USA CORP.	ASTEEL ELECTRONIQUE FOUCHANA	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	-	(Note)
SPIL	SPIL (B.V.I.) Holding Limited	Engaged in investing activities	British Virgin Islands	100.0	100.0
	Siliconware Investment Co., Ltd.	Engaged in investing activities	R.O.C.	100.0	100.0
SPIL (B.V.I.) Holding Limited	Siliconware USA, Inc.	Engaged in marketing activities	U.S.A.	100.0	100.0
	SPIL (Cayman) Holding Limited	Engaged in investing activities	British Cayman Islands	100.0	100.0
SPIL (Cayman) Holding Limited	Siliconware Technology (Suzhou) Limited (“SZ”)	Engaged in the packaging and testing of semiconductors	Suzhou, China	100.0	100.0
	Siliconware Electronics (Fujian) Co., Limited (“SF”)	Engaged in the packaging and testing of semiconductors and was disposed in October 2020 (Note 30)	Fujian, China	100.0	-
(Concluded)